UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw, Treasurer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: October 1, 2016 – December 31, 2016

Item 1.  Schedule of Investments.

QUARTERLY REPORT 2016

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 41.6%
Asset Backed Securities - 17.3%
$725,000	Ally Auto Receivables Trust, 1.53%, 04/15/19	$726,142
865,000	American Express Credit Account Master Trust, 1.07%, 12/15/21 (a)	866,575
855,000	AmeriCredit Automobile Receivables Trust, 1.92%, 11/08/19	857,604
1,335,000	Ascentium Equipment Receivables, LLC, 1.93%, 03/11/19 (b)	1,338,344
497,003	Ascentium Equipment Receivables, LLC, 1.61%, 10/13/20 (b)	497,614
570,000	BA Credit Card Trust, 1.36%, 09/15/20	569,682
720,000	Cabela's Credit Card Master Note Trust, 1.45%, 06/15/20 (b)	720,814
1,215,000	Cabela's Credit Card Master Note Trust, 2.17%, 08/16/21 (b)	1,222,586
916,000	Capital One Multi-Asset Execution Trust, 1.48%, 07/15/20	917,862
965,000	Chase Issuance Trust, 1.15%, 01/15/19	965,003
1,068,212	Chrysler Capital Auto Receivables Trust, 1.47%, 04/15/19 (b)	1,069,239
1,124,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	1,158,834
925,000	Cornerstone CLO, Ltd., 1.38%, 07/15/21 (a)(b)	922,760
640,000	Eaton Vance CLO, Ltd., 2.33%, 07/15/26 (a)(b)	641,207
1,095,000	Ford Credit Floorplan Master Owner Trust A, 3.50%, 01/15/19	1,095,806
1,155,000	Ford Credit Floorplan Master Owner Trust A, 2.16%, 11/15/21	1,150,355
700,000	Honda Auto Receivables Owner Trust, 1.18%, 05/18/20	699,534
905,000	Magnetite IX, Ltd., 2.30%, 07/25/26 (a)(b)	905,252
76,441	OneMain Financial Issuance Trust, 2.43%, 06/18/24 (b)	76,444
672,040	Preferred Term Securities XI Ltd / Preferred Term Securities XI, Inc., 1.64%, 09/24/33 (a)(b)	579,634
729,155	Preferred Term Securities XII, Ltd./Preferred Term Securities XII, Inc., 1.69%, 12/24/33 (a)(b)	619,781
555,349	Preferred Term Securities XIV, Ltd. / Preferred Term Securities XIV, Inc., 1.47%, 06/24/34 (a)(b)	438,726
634,611	Preferred Term Securities XXIV, Ltd./Preferred Term Securities XXIV, Inc., 1.26%, 03/22/37 (a)(b)	463,266
640,000	Santander Drive Auto Receivables Trust, 1.97%, 11/15/19	641,335

Principal Amount	Security Description	Value

$1,340,000	Santander Drive Auto Receivables Trust, 1.34%, 11/15/19	$1,340,256
830,620	SLM Student Loan Trust, 2.38%, 04/25/23 (a)	831,694
850,000	Verizon Owner Trust, 1.42%, 01/20/21 (b)	843,873
645,000	Voya CLO, Ltd., 2.33%, 01/18/26 (a)(b)	645,123

		22,805,345
Non-Agency Commercial Mortgage Backed Securities - 10.0%
200,086	7 WTC Depositor LLC Trust REMIC, 4.08%, 03/13/31 (b)	202,726
1,006,049	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.69%, 06/11/50 (a)	1,023,412
2,594,807	Citigroup Commercial Mortgage Trust REMIC, 2.13%, 09/10/45 (a)(b)	164,220
885,788	Citigroup Commercial Mortgage Trust REMIC, 5.73%, 06/14/50 (a)(b)	887,612
1,814,557	COMM Mortgage Trust Interest Only REMIC, 1.47%, 03/10/46 (a)	69,647
53,774	DBUBS Mortgage Trust Interest Only REMIC, 0.44%, 08/10/44 (a)(b)	633
540,000	FREMF Mortgage Trust REMIC, 4.16%, 09/25/44 (a)(b)	556,542
735,000	FREMF Mortgage Trust REMIC, 2.61%, 03/25/45 (a)(b)	736,304
4,614,161	GS Mortgage Securities Trust REMIC, 1.37%, 08/10/44 (a)(b)	228,952
980,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	993,597
527,270	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (b)	542,514
932,958	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 07/15/45	941,432
285,252	JPMBB Commercial Mortgage Securities Trust REMIC, 1.25%, 02/15/47	284,587
1,124,668	LSTAR Commercial Mortgage Trust REMIC, 1.82%, 03/10/49 (b)	1,110,283
1,393,234	Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 1.04%, 12/15/48 (a)	67,301
467,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	471,225
1,010,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.97%, 12/15/47	1,032,136
159,737	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 0.80%, 02/15/44 (a)(b)	4,135

QUARTERLY REPORT 2016
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

$1,063,955	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.00%, 03/15/44 (b)	$1,095,817
528,264	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.39%, 06/15/44 (b)	545,412
210,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.70%, 03/15/45	211,645
180,646	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/45	180,677
181,886	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 1.12%, 03/15/46	181,205
1,200,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,253,018
309,581	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 1.23%, 03/15/47	308,502

		13,093,534
Non-Agency Residential Mortgage Backed Securities - 14.3%
691,461	Bayview Commercial Asset Trust REMIC, 1.63%, 12/25/33 (a)(b)	640,841
891,551	Bayview Commercial Asset Trust REMIC, 0.99%, 12/25/36 (a)(b)	765,765
1,060,000	Bayview Commercial Mortgage Pass-Through Trust REMIC, 1.33%, 04/25/36 (a)(b)	1,022,587
102,944	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (c)	106,606
1,096,661	Bayview Financial Acquisition Trust REMIC, 3.08%, 05/28/44 (a)	1,070,236
93,565	Citicorp Residential Mortgage Trust REMIC, 5.55%, 07/25/36 (c)	95,927
423,655	Citicorp Residential Mortgage Trust REMIC, 5.55%, 07/25/36 (c)	430,068
519,771	Citicorp Residential Mortgage Trust REMIC, 5.75%, 09/25/36 (c)	530,591
213,833	Citigroup Global Markets Mortgage Securities VII, Inc. REMIC, 6.93%, 08/25/28	217,557
294,463	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(b)	305,672
144,116	Citigroup Mortgage Loan Trust REMIC, 0.91%, 08/25/36 (a)	142,359
44,747	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	45,811
1,111,727	Conseco Finance Corp. REMIC, 3.45%, 04/15/32 (a)	1,099,053
311,092	Conseco Financial Corp., 7.30%, 09/15/26 (a)	315,440

Principal Amount	Security Description	Value

$27,032	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	$25,913
190,040	Credit-Based Asset Servicing and Securitization, LLC REMIC, 1.71%, 02/25/33 (a)	184,249
627,290	Credit-Based Asset Servicing and Securitization, LLC REMIC, 6.02%, 12/25/37 (b)(c)	650,237
310,721	First NLC Trust REMIC, 1.03%, 02/25/36 (a)	309,128
654,354	Fremont Home Loan Trust REMIC, 1.63%, 11/25/34 (a)	588,452
235,981	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.41%, 03/25/34 (a)	236,022
1,200,000	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.26%, 05/25/36 (a)(b)	1,149,169
815,027	HSBC Home Equity Loan Trust USA, 2.06%, 11/20/36 (a)	816,037
61,761	Irwin Whole Home Equity Loan Trust REMIC, 2.11%, 02/25/29 (a)	60,815
132,386	Irwin Whole Loan Home Equity Trust REMIC, 1.85%, 11/25/28 (a)	129,865
140,161	Irwin Whole Loan Home Equity Trust REMIC, 1.46%, 12/25/29 (a)	138,184
800,920	Irwin Whole Loan Home Equity Trust REMIC, 2.11%, 06/25/34 (a)	775,930
788,540	JP Morgan Mortgage Acquisition Trust REMIC, 0.99%, 07/25/36 (a)	762,899
230,461	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	234,554
827,023	Long Beach Mortgage Loan Trust REMIC, 1.66%, 10/25/34 (a)	755,559
267,243	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (a)(b)	274,866
123,914	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(b)	125,623
360,744	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)(b)	372,182
157,673	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (c)	115,153
210,000	NovaStar Mortgage Funding Trust REMIC, 2.48%, 03/25/35 (a)	205,039
707,141	Oakwood Mortgage Investors, Inc. REMIC, 1.08%, 03/15/18 (a)(b)	669,100
447,075	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates REMIC, 1.73%, 10/25/34 (a)	442,831
104,804	Renaissance Home Equity Loan Trust REMIC, 4.88%, 02/25/35 (c)	104,937

QUARTERLY REPORT 2016
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

$159,127	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35 (c)	$158,883
139,814	Residential Accredit Loans, Inc. Trust REMIC, 13.37%, 03/25/18 (a)	144,671
50,739	Residential Accredit Loans, Inc. Trust REMIC, 6.00%, 10/25/34	52,973
101,322	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	99,318
19,138	Residential Asset Mortgage Products, Inc. Trust REMIC, 4.02%, 03/25/33 (a)	19,173
651,538	Residential Asset Mortgage Products, Inc. Trust REMIC, 1.52%, 06/25/35 (a)	642,656
82,080	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (a)	85,184
66,944	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33 (a)	67,935
88,142	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (a)	90,087
80,591	Residential Asset Securitization Trust REMIC, 3.75%, 10/25/18	80,589
7,743	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 2.41%, 11/25/34 (a)	7,702
461,514	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (a)(b)	470,462
977,942	Truman Capital Mortgage Loan Trust REMIC, 1.19%, 03/25/37 (a)(b)	961,893

		18,796,783

Total Non-U.S. Government Agency Asset-Backed Securities (Cost $54,890,028)	54,695,662

Corporate Bonds - 34.4%
Consumer Discretionary - 5.8%
560,000	AMC Networks, Inc., 4.75%, 12/15/22	562,800
1,529,000	CBS Corp., 3.38%, 03/01/22	1,553,057
380,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	368,600
320,000	Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp., 5.63%, 10/15/21	330,560
520,000	Levi Strauss & Co., 5.00%, 05/01/25	520,000
1,260,000	Newell Brands, Inc., 2.05%, 12/01/17	1,264,094
720,000	Newell Brands, Inc., 3.15%, 04/01/21	732,133
445,000	PVH Corp., 4.50%, 12/15/22	451,675
470,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	484,100
1,305,000	Whirlpool Corp., 1.65%, 11/01/17	1,306,793

		7,573,812
Consumer Staples - 2.7%
1,475,000	Cargill, Inc., 1.90%, 03/01/17 (b)	1,477,021
665,000	Church & Dwight Co., Inc., 2.45%, 12/15/19	667,973
346,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	342,046

Principal Amount	Security Description	Value

$119,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (b)	$128,306
395,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (b)	426,600
475,000	PepsiCo., Inc., 1.50%, 02/22/19	473,231

		3,515,177
Energy - 0.8%
944,000	ConocoPhillips, 6.65%, 07/15/18	1,010,658

Financials - 15.7%
370,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust, 3.95%, 02/01/22	373,237
910,000	American Express Bank FSB, BKNT, 0.96%, 06/12/17 (a)	909,689
1,410,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	1,411,094
1,250,000	Bank of America Corp., MTN, 5.65%, 05/01/18	1,309,519
1,136,000	CBRE Services, Inc., 5.00%, 03/15/23	1,171,627
1,304,000	Chubb INA Holdings, Inc., 2.30%, 11/03/20	1,302,686
1,270,000	Citigroup, Inc., 2.55%, 04/08/19	1,279,841
1,320,000	JPMorgan Chase & Co., Series 1, 7.90% (callable at 100 beginning 04/30/18) (a)(d)	1,366,860
1,295,000	KeyCorp, MTN, 2.90%, 09/15/20	1,309,372
1,325,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	1,331,992
1,100,000	Morgan Stanley, 4.75%, 03/22/17	1,108,282
900,000	Morgan Stanley, MTN, 2.63%, 11/17/21	888,304
1,086,000	Murray Street Investment Trust I, 4.65%, 03/09/17 (c)	1,091,658
1,185,000	Prudential Financial, Inc., MTN, 5.38%, 06/21/20	1,297,110
1,280,000	Regions Financial Corp., 3.20%, 02/08/21	1,297,073
425,000	The Goldman Sachs Group, Inc., 2.00%, 04/25/19	423,143
1,310,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,429,511
1,300,000	Wells Fargo & Co., Series K, 7.98% (callable at 100 beginning 03/15/18) (a)(d)	1,358,500

		20,659,498
Health Care - 0.9%
1,158,000	Becton Dickinson and Co., 2.68%, 12/15/19	1,174,328

Industrials - 2.7%
1,562,000	Burlington Northern Santa Fe, LLC, 5.75%, 03/15/18	1,641,704
290,000	General Electric Co., MTN, 1.15%, 08/07/18 (a)	290,528

QUARTERLY REPORT 2016
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

$310,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (b)	$322,013
1,285,000	Textron, Inc., 3.65%, 03/01/21	1,315,786

		3,570,031
Information Technology - 2.7%
250,000	Apple, Inc., 1.70%, 02/22/19	250,416
1,000,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.42%, 06/15/21 (b)	1,033,871
1,050,000	Oracle Corp., 2.25%, 10/08/19	1,062,227
1,225,000	QUALCOMM, Inc., 2.25%, 05/20/20	1,224,384

		3,570,898
Telecommunication Services - 2.3%
449,000	AT&T, Inc., 2.40%, 03/15/17	450,102
1,293,000	AT&T, Inc., 3.80%, 03/15/22	1,324,174
1,244,000	Verizon Communications, Inc., 2.63%, 02/21/20	1,255,132

		3,029,408
Utilities - 0.8%
1,060,000	PacifiCorp, 5.50%, 01/15/19	1,136,125

Total Corporate Bonds (Cost $45,380,335)	45,239,935

Government & Agency Obligations - 22.7%
GOVERNMENT SECURITIES - 19.9%
Municipals - 0.2%
245,000	North Carolina Housing Finance Agency, North Carolina RB, 2.34%, 01/01/19	245,380

U.S. Treasury Securities - 19.7%
12,600,000	U.S. Treasury Note, 1.25%, 01/31/19	12,604,271
13,215,000	U.S. Treasury Note, 2.00%, 02/28/21	13,308,985

		25,913,256

U.S. GOVERNMENT MORTGAGE BACKED-SECURITIES - 2.8%
Federal Home Loan Mortgage Corp. - 0.2%
122,896	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	126,103
797,248	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 09/15/45	164,334

		290,437
Federal National Mortgage Association - 1.7%
729,010	Federal National Mortgage Association, 3.00%, 10/01/26	749,375
57,416	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	58,995
165,015	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	172,637
197,030	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	199,177
56,486	Federal National Mortgage Association REMIC, 5.00%, 03/25/39	1,222
473,321	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	473,351

Shares or Principal Amount	Security Description	Value

$548,457	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	$570,193

		2,224,950
Government National Mortgage Association - 0.9%
281,468	Government National Mortgage Association, 4.73%, 06/20/61	291,691
817,644	Government National Mortgage Association REMIC, 2.67%, 02/16/44	824,846

		1,116,537

Total Government & Agency Obligations (Cost $30,018,338)	29,790,560

Preferred Stocks - 0.4%
Financials - 0.4%
550	U.S. Bancorp., Series A, 3.50% (callable at 1,000 beginning on 01/30/17) (a)(d)	468,919

Total Preferred Stocks (Cost $564,328)	468,919

Short-Term Investments - 0.5%
Investment Company - 0.5%
627,548	BlackRock Liquidity Funds T-Fund Portfolio, 0.37% (e)	627,548

Total Short-Term Investments (Cost $627,548)	627,548

Total Investments - 99.6% (Cost $131,480,577)	130,822,624

Other assets in excess of liabilities – 0.4%	507,657
NET ASSETS – 100.0%	$131,330,281

(a)	Variable rate security. Rate presented is as of December 31, 2016.
(b)
The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds' Board of Directors. As of December 31, 2016, the aggregate value of these liquid securities was $30,967,707 which represented 23.6% of net assets.

(c)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2016.
(d)	Perpetual maturity security.
(e)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

ABS	Asset Backed Security
BKNT	Bank Note
CLO	Collateralized Loan Obligation
GO	General Obligation
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 27.1%
Asset Backed Securities - 9.1%
$800,000	Ally Auto Receivables Trust, 1.53%, 04/15/19	$801,260
220,362	Ascentium Equipment Receivables, LLC, 1.57%, 12/11/17 (a)	220,377
585,840	Ascentium Equipment Receivables, LLC, 1.61%, 10/13/20 (a)	586,560
855,000	Cabela's Credit Card Master Note Trust, 1.63%, 02/18/20 (a)	855,562
1,455,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (a)	1,437,264
1,000,000	Capital One Multi-Asset Execution Trust, 1.48%, 07/15/20	1,002,032
785,000	Chase Issuance Trust, 1.15%, 01/15/19	785,002
1,440,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	1,484,627
1,200,000	Cornerstone CLO, Ltd., 1.38%, 07/15/21 (a)(b)	1,197,093
790,000	Eaton Vance CLO, Ltd., 2.33%, 07/15/26 (a)(b)	791,490
925,000	Ford Credit Floorplan Master Owner Trust A, 3.50%, 01/15/19	925,681
1,475,000	Ford Credit Floorplan Master Owner Trust A, 2.16%, 11/15/21	1,469,067
1,240,000	Magnetite IX CLO, Ltd., 2.30%, 07/25/26 (a)(b)	1,240,346
398,298	OneMain Financial Issuance Trust, 2.43%, 06/18/24 (a)	398,313
413,770	Preferred Term Securities XI, Ltd / Preferred Term Securities XI, Inc., 1.64%, 09/24/33 (a)(b)	356,877
1,080,180	Preferred Term Securities XII, Ltd. / Preferred Term Securities XII, Inc., 1.69%, 12/24/33 (a)(b)	918,153
555,349	Preferred Term Securities XIV, Ltd. / Preferred Term Securities XIV, Inc., 1.47%, 06/24/34 (a)(b)	438,726
884,995	Preferred Term Securities XXI, Ltd. / Preferred Term Securities XXI, Inc., 1.61%, 03/22/38 (a)(b)	407,098
681,970	Preferred Term Securities XXIV, Ltd. / Preferred Term Securities XXIV, Inc., 1.26%, 03/22/37 (a)(b)	497,838
435,000	Santander Drive Auto Receivables Trust, 1.34%, 11/15/19	435,083
975,076	SLM Student Loan Trust, 2.38%, 04/25/23 (b)	976,337
1,230,000	SoFi Professional Loan Program, LLC, 2.49%, 01/25/36 (a)	1,219,075
1,315,000	SoFi Professional Loan Program, LLC, 2.34%, 04/25/33 (a)	1,286,755
785,000	Voya CLO, Ltd., 2.33%, 01/18/26 (a)(b)	785,149

		20,515,765

Principal Amount	Security Description	Value

Non-Agency Commercial Mortgage Backed Securities - 7.8%
$417,639	7 WTC Depositor, LLC Trust, 4.08%, 03/13/31 (a)	$423,149
1,200,000	American Tower Trust #1, 3.07%, 03/15/23 (a)	1,187,854
687,467	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.69%, 06/11/50 (b)	699,331
590,000	CFCRE Commercial Mortgage Trust REMIC, 3.83%, 12/15/47	619,043
3,938,879	Citigroup Commercial Mortgage Trust Interest Only REMIC, 2.13%, 09/10/45 (a)(b)	249,284
1,328,682	Citigroup Commercial Mortgage Trust REMIC, 5.73%, 06/14/50 (a)(b)	1,331,419
1,814,557	COMM Mortgage Trust Interest Only REMIC, 1.47%, 03/10/46 (b)	69,647
1,490,000	Cosmopolitan Hotel Trust, 2.10%, 11/15/33 (a)(b)	1,497,469
900,000	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.74%, 05/15/36 (a)(b)	923,035
53,774	DBUBS Mortgage Trust Interest Only REMIC, 0.44%, 08/10/44 (a)(b)	633
735,000	FREMF Mortgage Trust REMIC, 4.16%, 09/25/44 (a)(b)	757,516
1,030,000	FREMF Mortgage Trust REMIC, 2.61%, 03/25/45 (a)(b)	1,031,827
1,570,931	FRESB Mortgage Trust REMIC, 3.22%, 08/25/35 (b)	1,564,333
6,988,964	Goldman Sachs Mortgage Securities Trust Interest Only REMIC, 1.37%, 08/10/44 (a)(b)	346,788
1,055,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	1,069,637
753,243	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (a)	775,020
1,056,178	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 07/15/45	1,065,773
1,114,211	Wells Fargo Commercial Mortgage Trust Interest Only REMIC, 2.02%, 10/15/45 (a)(b)	78,492
890,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	898,051
995,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	1,005,093
228,818	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/45	228,858
679,044	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 2.10%, 11/15/45 (a)(b)	51,901

QUARTERLY REPORT 2016
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

$1,735,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	$1,811,656

		17,685,809
Non-Agency Residential Mortgage Backed Securities - 10.2%
818,432	Bayview Commercial Asset Trust REMIC, 1.63%, 12/25/33 (a)(b)	758,516
1,188,735	Bayview Commercial Asset Trust REMIC, 0.99%, 12/25/36 (a)(b)	1,021,020
597,435	Bayview Financial Acquisition Trust REMIC, 3.08%, 05/28/44 (b)	583,039
36,830	Bayview Financial Mortgage Pass-Through Trust REMIC, 5.70%, 02/28/41 (c)	38,719
459,821	Citicorp Residential Mortgage Trust REMIC, 5.55%, 07/25/36 (c)	466,781
112,133	Citicorp Residential Mortgage Trust REMIC, 5.55%, 07/25/36 (c)	114,964
935,170	Citicorp Residential Mortgage Trust REMIC, 5.75%, 09/25/36 (c)	954,637
720,105	Citigroup Global Markets Mortgage Securities VII, Inc. REMIC, 6.93%, 08/25/28	732,645
331,142	Citigroup Mortgage Loan Trust REMIC, 6.50%, 07/25/34	368,726
2,032,510	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(b)	2,109,881
151,702	Citigroup Mortgage Loan Trust REMIC, 0.91%, 08/25/36 (b)	149,852
66,054	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	67,625
486,927	Conseco Financial Corp., 7.30%, 09/15/26 (b)	493,733
27,032	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	25,913
56,549	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	58,108
190,040	Credit-Based Asset Servicing and Securitization, LLC REMIC, 1.71%, 02/25/33 (b)	184,249
561,259	Credit-Based Asset Servicing and Securitization, LLC REMIC, 6.02%, 12/25/37 (a)(c)	581,791
1,014,246	CSMLT Trust, 3.00%, 10/25/30 (a)(b)	1,018,841
399,078	First NLC Trust REMIC, 1.03%, 02/25/36 (b)	397,032
463,501	Fremont Home Loan Trust, 1.63%, 11/25/34 (b)	416,820
163,371	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.41%, 03/25/34 (b)	163,400

Principal Amount	Security Description	Value

$865,000	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.26%, 05/25/36 (a)(b)	$828,359
490,800	Greenpoint Manufactured Housing, 7.27%, 06/15/29	488,419
635,997	HSBC Home Equity Loan Trust USA, 2.06%, 11/20/36 (b)	636,786
137,789	Irwin Whole Loan Home Equity Trust REMIC, 1.85%, 11/25/28 (b)	135,166
61,761	Irwin Whole Loan Home Equity Trust REMIC, 2.11%, 02/25/29 (b)	60,815
236,892	Irwin Whole Loan Home Equity Trust REMIC, 1.46%, 12/25/29 (b)	233,551
943,326	Irwin Whole Loan Home Equity Trust REMIC, 2.11%, 06/25/34 (b)	913,893
807,315	JP Morgan Mortgage Acquisition Trust REMIC, 0.99%, 07/25/36 (b)	781,063
337,216	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	343,204
680,256	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (a)(b)	699,658
683,451	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(b)	692,877
1,285,630	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)(b)	1,326,392
170,812	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (c)	124,749
249,000	NovaStar Mortgage Funding Trust REMIC, 2.48%, 03/25/35 (b)	243,118
189,050	NovaStar Mortgage Funding Trust REMIC, 2.41%, 03/25/35 (b)	187,973
174,674	Renaissance Home Equity Loan Trust REMIC, 4.88%, 02/25/35 (c)	174,895
252,375	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35 (c)	251,987
164,148	Residential Accredit Loans, Inc. Trust REMIC, 13.37%, 03/25/18 (b)	169,850
250,563	Residential Accredit Loans, Inc. Trust REMIC, 6.00%, 10/25/34	261,595
68,255	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	66,904
27,910	Residential Asset Mortgage Products, Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33 (b)	27,961
666,869	Residential Asset Mortgage Products, Inc. Trust REMIC, 1.52%, 06/25/35 (b)	657,777
68,947	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (b)	71,555
111,609	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (b)	114,071

QUARTERLY REPORT 2016
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

$1,329,490	Sequoia Mortgage Trust REMIC, 3.00%, 11/25/30 (a)(b)	$1,340,499
13,301	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 5.68%, 09/25/33 (c)	13,343
8,389	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 2.41%, 11/25/34 (b)	8,343
150,265	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 1.81%, 11/25/34 (b)	147,972
1,437,308	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (a)(b)	1,465,175

		23,174,242

Total Non-U.S. Government Agency Asset-Backed Securities (Cost $62,111,169)	61,375,816

Corporate Bonds - 26.8%
Consumer Discretionary - 4.7%
1,059,000	AMC Networks, Inc., 4.75%, 12/15/22	1,064,295
1,500,000	CBS Corp., 4.00%, 01/15/26	1,523,515
1,329,000	Dollar General Corp., 3.25%, 04/15/23	1,310,072
700,000	Hanesbrands, Inc., 4.63%, 05/15/24 (a)	679,000
490,000	Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp., 5.63%, 10/15/21	506,170
1,020,000	Levi Strauss & Co., 5.00%, 05/01/25	1,020,000
615,000	Newell Brands, Inc., 4.00%, 06/15/22	636,719
320,000	Newell Brands, Inc., 4.00%, 12/01/24	326,884
410,000	Newell Brands, Inc., 4.20%, 04/01/26	427,366
760,000	PVH Corp., 4.50%, 12/15/22	771,400
860,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	885,800
1,080,000	Whirlpool Corp., 4.70%, 06/01/22	1,177,656
400,000	Whirlpool Corp., 4.50%, 06/01/46	389,250

		10,718,127
Consumer Staples - 2.6%
964,000	Cargill, Inc., 4.10%, 11/01/42 (a)	921,773
1,165,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	1,151,687
165,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (a)	177,904
480,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (a)	518,400
155,000	PepsiCo, Inc., 2.85%, 02/24/26	152,560
1,337,000	PepsiCo, Inc., 4.88%, 11/01/40	1,478,459
1,200,000	Wal-Mart Stores, Inc., 5.63%, 04/15/41	1,489,655

		5,890,438
Energy - 1.3%
905,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	887,324
1,050,000	EOG Resources, Inc., 4.15%, 01/15/26	1,097,346

Principal Amount	Security Description	Value

$731,000	Tosco Corp., 8.13%, 02/15/30	$999,949

		2,984,619
Financials - 10.9%
630,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust, 3.95%, 02/01/22	635,513
452,359	Altitude Investments 16, LLC, 2.49%, 03/14/26	452,723
1,290,000	American Honda Finance Corp., 1.60%, 02/16/18 (a)	1,291,001
1,421,000	Bank of America Corp., MTN, 4.13%, 01/22/24	1,475,130
1,545,000	CBRE Services, Inc., 5.00%, 03/15/23	1,593,454
355,000	Chubb INA Holdings, Inc., 5.90%, 06/15/19	388,352
1,593,000	Citigroup, Inc., 2.55%, 04/08/19	1,605,344
1,531,000	CME Group, Inc., 3.00%, 03/15/25	1,528,207
494,000	Crown Castle International Corp., 4.88%, 04/15/22	526,011
1,475,000	JPMorgan Chase & Co., Series 1, 7.90% (callable at 100 beginning 04/30/18) (b)(d)	1,527,362
1,430,000	KeyCorp, MTN, 2.90%, 09/15/20	1,445,870
1,435,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (a)	1,442,573
1,475,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	1,513,526
1,195,000	Prudential Financial, Inc., MTN, Series D, 7.38%, 06/15/19	1,344,676
1,400,000	Regions Financial Corp., 3.20%, 02/08/21	1,418,673
520,000	The Bank of New York Mellon Corp., MTN, 2.30%, 09/11/19	524,050
1,097,000	The Chubb Corp., 6.80%, 11/15/31	1,409,570
1,224,000	The Goldman Sachs Group, Inc., 6.45%, 05/01/36	1,456,607
1,379,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,504,806
1,474,000	Wells Fargo & Co., Series K, 7.98% (callable at 100 beginning 03/15/18) (b)(d)	1,540,330

		24,623,778
Health Care - 0.3%
634,000	Becton Dickinson and Co., 3.73%, 12/15/24	647,780

Industrials - 2.3%
1,485,000	Burlington Northern Santa Fe, LLC, 4.55%, 09/01/44	1,575,815
700,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (a)	727,125
1,298,000	Textron, Inc., 3.65%, 03/01/21	1,329,098
1,184,000	United Technologies Corp., 6.13%, 07/15/38	1,503,720

		5,135,758

QUARTERLY REPORT 2016
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

Information Technology - 1.1%
$1,000,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.42%, 06/15/21 (a)	$1,033,871
1,388,000	Oracle Corp., 5.38%, 07/15/40	1,610,196

		2,644,067
Materials - 1.5%
405,000	Martin Marietta Materials, Inc., 6.60%, 04/15/18	427,580
1,538,000	The Dow Chemical Co., 3.00%, 11/15/22	1,536,943
1,394,000	The Mosaic Co., 5.45%, 11/15/33	1,380,707

		3,345,230
Telecommunication Services - 1.3%
1,500,000	AT&T, Inc., 5.15%, 03/15/42	1,491,663
1,549,000	Verizon Communications, Inc., 4.27%, 01/15/36	1,480,240

		2,971,903
Utilities - 0.8%
315,000	Alabama Power Co., Series Q, 5.50%, 10/15/17	325,517
1,134,000	PacifiCorp, 6.25%, 10/15/37	1,466,606

		1,792,123

Total Corporate Bonds (Cost $61,094,523)	60,753,823

Government & Agency Obligations - 43.6%
GOVERNMENT SECURITIES - 20.0%
Municipals - 1.6%
532,042	Florida Housing Finance Corp., Series A, Florida RB, 3.00%, 01/01/36	519,065
350,000	Montana Board of Housing, Series A-2, Montana RB, 2.38%, 06/01/20	347,673
530,000	New York City Transitional Finance Authority Future Tax Secured Revenue, New York RB, 5.77%, 08/01/36	651,709
340,000	New York City Water & Sewer System, New York RB, 5.72%, 06/15/42	429,420
225,000	State of Connecticut, Connecticut GO, 4.95%, 12/01/20	247,194
225,000	State of Connecticut, Connecticut GO, 5.63%, 12/01/29	265,115
240,000	University of Michigan, Series D, Michigan RB, 6.01%, 04/01/25	261,046
350,000	University of Nebraska, Series B-2, Nebraska RB, 5.70%, 07/01/29	360,825
410,000	West Haymarket Joint Public Agency, Nebraska GO, 6.00%, 12/15/39	499,364

		3,581,411

Treasury Inflation Index Securities - 1.5%
1,002,179	U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/28 (e)	1,101,325
2,242,450	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (e)	2,246,433

		3,347,758

Principal Amount	Security Description	Value

U.S. Treasury Securities – 16.9%
$4,395,000	U.S. Treasury Bond, 5.38%, 02/15/31	$5,843,473
3,550,000	U.S. Treasury Bond, 4.75%, 02/15/37	4,612,394
9,635,000	U.S. Treasury Bond, 3.63%, 08/15/43	10,662,534
2,000,000	U.S. Treasury Note, 0.63%, 09/30/17	1,997,138
2,620,000	U.S. Treasury Note, 1.25%, 01/31/19	2,620,888
4,000,000	U.S. Treasury Note, 2.00%, 02/28/21	4,028,448
6,930,000	U.S. Treasury Note, 1.63%, 11/15/22	6,736,653
1,860,000	U.S. Treasury Note, 2.13%, 05/15/25	1,820,825

		38,322,353

U.S. GOVERNMENT MORTGAGE BACKED-SECURITIES - 23.6%
Federal Home Loan Mortgage Corp. - 8.9%
63,344	Federal Home Loan Mortgage Corp., 3.50%, 12/01/26	66,165
705,368	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	758,274
615,035	Federal Home Loan Mortgage Corp., 4.50%, 08/01/31	662,240
1,089,039	Federal Home Loan Mortgage Corp., 4.50%, 01/01/41	1,175,251
2,777,558	Federal Home Loan Mortgage Corp., 3.00%, 07/01/43	2,772,274
2,667,451	Federal Home Loan Mortgage Corp., 4.00%, 12/01/45	2,819,524
1,637,849	Federal Home Loan Mortgage Corp., 4.00%, 10/01/44	1,728,994
8,410,980	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only, 1.46%, 01/25/19 (b)	214,795
2,896,421	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only, 1.96%, 08/25/18 (b)	71,616
255,147	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	259,266
1,055,273	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,089,224
595,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 06/15/37	621,139
594,248	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	624,333
1,514,804	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	1,592,829
806,673	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 04/15/41	844,600
1,803,827	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 07/15/42	1,855,813
483,514	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 11/15/42	500,152
1,962,455	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 09/15/45	404,515

QUARTERLY REPORT 2016
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

2,185,000	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 01/15/55	2,252,461

20,313,465

Federal National Mortgage Association - 13.8%
$7,375	Federal National Mortgage Association, 4.50%, 12/01/18	$7,579
732,990	Federal National Mortgage Association, 4.16%, 08/01/21	780,055
175,111	Federal National Mortgage Association, 7.50%, 08/01/22	184,867
60,823	Federal National Mortgage Association, 4.00%, 06/01/24	64,215
129,071	Federal National Mortgage Association, 4.00%, 10/01/24	136,322
2,318,297	Federal National Mortgage Association, 3.31%, 01/01/33	2,259,657
1,133,684	Federal National Mortgage Association, 5.80%, 12/01/33	1,212,266
324,080	Federal National Mortgage Association, 5.00%, 08/01/34	354,757
21,897	Federal National Mortgage Association, 5.50%, 08/01/37	24,316
109,117	Federal National Mortgage Association, 6.00%, 09/01/38	123,620
207,446	Federal National Mortgage Association, 4.50%, 06/01/39	225,018
440,949	Federal National Mortgage Association, 4.50%, 01/01/40	481,046
301,386	Federal National Mortgage Association, 4.50%, 12/01/40	325,385
981,647	Federal National Mortgage Association, 4.00%, 04/01/41	1,039,271
306,412	Federal National Mortgage Association, 4.00%, 02/01/42	324,628
1,014,399	Federal National Mortgage Association, 3.00%, 07/01/43	1,013,392
1,470,291	Federal National Mortgage Association, 4.00%, 10/01/43	1,549,930
1,676,737	Federal National Mortgage Association, 4.50%, 08/01/44	1,818,039
2,858,489	Federal National Mortgage Association, 4.00%, 11/01/44	3,018,597
1,035,384	Federal National Mortgage Association, 3.50%, 06/01/45	1,060,471
4,482,776	Federal National Mortgage Association, 4.00%, 04/01/46	4,714,912
212,488	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	215,110
412,464	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	456,054
714,579	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	763,179
248,465	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	256,133

Shares or Principal Amount	Security Description	Value

$392,520	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	$396,797
1,363,369	Federal National Mortgage Association REMIC, 4.00%, 07/25/39	1,397,194
968,156	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	968,219
1,886,929	Federal National Mortgage Association REMIC, 1.50%, 01/25/40	1,846,525
495,897	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	515,550
1,750,000	Federal National Mortgage Association REMIC, 3.00%, 08/25/43	1,779,933
1,840,000	Federal National Mortgage Association REMIC, 3.00%, 08/25/45	1,877,301

		31,190,338
Government National Mortgage Association - 0.8%
1,255,407	Government National Mortgage Association, 3.00%, 03/20/43	1,273,661
562,936	Government National Mortgage Association REMIC, 4.73%, 06/20/61	583,382

		1,857,043
Small Business Administration Participation Certificates - 0.1%
181,375	Small Business Administration Participation Certificates, 2.88%, 09/10/21	186,602

Total Government & Agency Obligations (Cost $99,395,838)	98,798,970

Preferred Stocks - 0.2%
Financials - 0.2%
580	US Bancorp., Series A, 3.50% (callable at 1,000 beginning 01/30/17) (b)(d)	494,497

Total Preferred Stocks (Cost $595,666)	494,497

Exchange Traded Fund - 0.3%
7,447	iShares iBoxx $ High Yield Corporate Bond Fund	644,538

Total Exchange Traded Fund (Cost $643,763)	644,538

Investment Company - 0.6%
138,270	Federated Institutional High-Yield Bond Fund	1,363,346

Total Investment Company (Cost $1,260,171)	1,363,346

Short-Term Investments - 1.0%
Investment Company - 1.0%
2,120,401	BlackRock Liquidity Funds T-Fund Portfolio, 0.37% (f)	2,120,401

Total Short-Term Investments (Cost $2,120,401)	2,120,401

Total Investments - 99.6% (Cost $227,221,531)	225,551,391

Other assets in excess of liabilities – 0.4%	880,771
NET ASSETS – 100.0%	$226,432,162

(a)
The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds' Board of Directors. As of December 31, 2016, the aggregate value of these liquid securities were  $39,925,719 which represented 17.6% of net assets.

(b)	Variable rate security. Rate presented is as of December 31, 2016.
(c)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2016.
(d)	Perpetual maturity security.
(e)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

ABS	Asset Backed Security
AMBAC	AMBAC Indemnity Corp.
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value

Government & Agency Obligations - 95.1%
GOVERNMENT SECURITIES - 95.1%
Municipals - 95.1%
Iowa – 0.3%
$125,000	Xenia Rural Water District, Iowa RB, 2.00%, 12/01/18	$124,836
100,000	Xenia Rural Water District, Iowa RB, 3.00%, 12/01/20	101,960
		226,796
Nebraska – 94.1%
210,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.30%, 10/15/23	196,993
185,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.40%, 10/15/24	172,442
250,000	Cass County School District No. 56 Conestoga, Nebraska GO, 1.20%, 12/15/19	246,268
100,000	Cass County School District No. 56 Conestoga, Nebraska GO, 1.30%, 12/15/20	97,872
500,000	City of Bellevue NE, Nebraska GO, 1.65%, 12/15/20	499,240
345,000	City of Fremont NE Combined Utility System Revenue, Nebraska RB, 3.00%, 10/15/25	349,789
65,000	City of Grand Island NE Electric System Revenue, Nebraska RB, 5.00%, 08/15/27	74,474
275,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/21	275,600
300,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/26	300,663
330,000	City of La Vista NE, Nebraska GO, 1.00%, 05/01/21	314,691
110,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	125,726
55,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	63,621
250,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 3.13%, 09/01/30	244,408
130,000	City of Lincoln NE, Nebraska COP, 2.00%, 09/15/17	130,118
650,000	City of Lincoln NE, Nebraska GO, 3.00%, 05/15/20	679,874
125,000	City of Lincoln NE, Nebraska GO, 4.13%, 05/15/26	125,000

Principal Amount	Security Description	Value

$105,000	City of Lincoln NE, Nebraska RB, 2.00%, 04/01/17	$105,236
210,000	City of Lincoln NE, Nebraska RB, 2.00%, 04/01/18	211,592
515,000	City of Lincoln NE, Nebraska RB, 2.50%, 04/01/20	522,220
700,000	City of Lincoln NE, Nebraska RB, 4.50%, 08/15/22	762,363
480,000	City of Lincoln NE, Nebraska RB, 4.00%, 08/15/26	514,603
500,000	City of Lincoln NE, Nebraska RB, 3.55%, 04/01/27	510,785
87,000	City of Ogallala NE, Nebraska COP, 1.15%, 10/15/19	84,589
200,000	City of Omaha NE Sewer Revenue, Nebraska RB, 5.00%, 04/01/24	234,938
575,000	City of Omaha NE, Nebraska GO, 5.25%, 04/01/20	638,664
75,000	City of Omaha NE, Nebraska GO, 4.38%, 06/01/22	78,276
200,000	City of Omaha NE, Nebraska GO, 4.38%, 06/01/22	208,678
800,000	City of Omaha NE, Nebraska GO, 5.75%, 10/15/28	863,080
190,000	City of Omaha NE, Nebraska RB, 5.00%, 02/01/26	214,425
500,000	City of Omaha NE, Series A, Nebraska GO, 6.50%, 12/01/30	694,470
200,000	City of Omaha NE, Series A, Nebraska GO, 5.00%, 05/01/33	227,836
500,000	City of Omaha NE, Series B, Nebraska GO, 4.00%, 04/15/20	535,180
470,000	City of Omaha NE, Series B, Nebraska GO, 4.00%, 04/15/22	513,889
105,000	City of Papillion NE Water Revenue, Nebraska RB, 1.80%, 10/01/20	104,471
105,000	City of Papillion NE Water Revenue, Nebraska RB, 2.05%, 10/01/21	105,055
550,000	County of Douglas NE, Nebraska RB, 5.60%, 07/01/25	614,630
120,000	County of Douglas NE, Nebraska RB, 3.60%, 10/01/27	120,206
250,000	County of Sarpy NE, Nebraska COP, 2.80%, 12/15/20	257,340
280,000	Crete Public Schools No. 2, Nebraska GO, 3.00%, 12/15/18	289,164
195,000	Douglas County Hospital Authority No. 1, Nebraska RB, 5.25%, 09/01/21	215,108
495,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.13%, 08/15/18	506,756

QUARTERLY REPORT 2016
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value

$1,500,000	Douglas County Hospital Authority No. 2, Nebraska RB, 4.75%, 09/01/28	$1,572,075
500,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.50%, 01/01/30	546,415
1,000,000	Douglas County Hospital Authority No. 2, Nebraska RB, 4.00%, 05/15/32	1,031,510
100,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.75%, 11/01/48	107,571
690,000	Douglas County Hospital Authority No. 3, Nebraska RB, 5.75%, 11/01/48	744,193
750,000	Douglas County Public Facilities Corp., Nebraska RB, 2.00%, 05/01/24	741,907
110,000	Douglas County Sanitary & Improvement District No. 281, Nebraska GO, 1.70%, 02/15/20	108,101
40,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 1.85%, 08/15/17	40,048
50,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.10%, 08/15/18	49,992
55,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.35%, 08/15/19	55,019
55,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.65%, 08/15/20	55,082
65,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.85%, 08/15/21	65,176
65,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.00%, 08/15/22	65,199
100,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.35%, 08/15/24	100,377
100,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.50%, 08/15/25	100,389
105,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.60%, 08/15/26	105,142
110,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.70%, 08/15/27	110,168
155,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 4.05%, 08/15/32	155,242

Principal Amount	Security Description	Value

$585,000	Douglas County Sanitary & Improvement District No. 464, Nebraska GO, 3.65%, 03/15/33	$580,729
260,000	Douglas County Sanitary & Improvement District No. 484, Nebraska GO, 3.00%, 08/15/29	242,533
65,000	Douglas County Sanitary & Improvement District No. 485, Nebraska GO, 2.65%, 10/01/20	65,107
170,000	Douglas County Sanitary & Improvement District No. 497, Nebraska GO, 2.75%, 11/15/25	168,541
165,000	Douglas County Sanitary & Improvement District No. 497, Nebraska GO, 3.65%, 11/15/32	165,439
100,000	Douglas County Sanitary & Improvement District No. 503, Nebraska GO, 1.90%, 08/15/17	100,547
105,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.85%, 03/15/33	96,864
295,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.90%, 03/15/34	270,960
210,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.95%, 03/15/35	192,072
190,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 4.00%, 03/15/36	173,067
255,000	Douglas County Sanitary & Improvement District No. 515, Nebraska GO, 3.75%, 12/15/32	255,207
95,000	Douglas County Sanitary & Improvement District No. 535, Nebraska GO, 2.55%, 10/15/20	94,186
115,000	Douglas County Sanitary & Improvement District No. 541, Nebraska GO, 2.95%, 07/15/24	115,768
100,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.05%, 05/15/29	92,267
85,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.10%, 05/15/30	77,906
750,000	Douglas County School District No. 59, Nebraska GO, 3.00%, 12/15/35	665,197
200,000	Elkhorn School District No. 10, Nebraska GO, 3.00%, 06/15/18	205,168
100,000	Elkhorn School District No. 10, Nebraska GO, 3.00%, 12/15/18	103,273
700,000	Elkhorn School District No. 10, Nebraska GO, 5.00%, 01/15/30	784,875
665,000	Elkhorn School District No. 10, Nebraska GO, 4.00%, 12/15/34	697,113

QUARTERLY REPORT 2016
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value

$1,430,000	Elkhorn School District No. 10, Nebraska GO, 4.00%, 12/15/35	$1,488,258
250,000	Elkhorn School District No. 10, Series B, Nebraska GO, 4.00%, 01/15/32	261,465
15,000	Elm Creek Rural Fire Protection District No. 7, Nebraska GO, 0.65%, 10/15/17	14,933
68,000	Elm Creek Rural Fire Protection District No. 7, Nebraska GO, 1.40%, 10/15/20	66,399
185,000	Grand Island Public Schools No. 2, Nebraska GO, 4.00%, 12/15/24	200,248
735,000	Gretna Public Schools No. 37, Nebraska GO, 4.00%, 12/15/24	817,908
265,000	Gretna Public Schools No. 37, Nebraska GO, 4.00%, 12/15/25	293,766
500,000	Hospital Authority No. 1 of Lancaster County, Series A, Nebraska RB, 5.00%, 06/01/17	507,985
400,000	Knox County School District #501, Nebraska GO, 2.00%, 12/15/19	389,892
1,300,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/21	1,396,798
140,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/22	150,424
750,000	Lancaster County School District No. 1, Nebraska GO, 4.00%, 01/15/26	830,445
200,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/25	222,574
500,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/32	542,925
500,000	Lincoln-Lancaster County Public Building Commission, Nebraska RB, 3.00%, 12/01/26	519,130
1,000,000	Loup River Public Power District, Nebraska RB, 2.00%, 12/01/26	941,400
415,000	Metropolitan Community College Area, Nebraska COP, 4.00%, 03/01/20	443,535
500,000	Metropolitan Community College Area, Nebraska COP, 3.00%, 03/01/26	514,545
100,000	Metropolitan Utilities District of Omaha, Series B, Nebraska RB, 5.00%, 06/01/28	101,659
180,000	Mid-Plains NE Community College Area, Series B, Nebraska RB, 3.00%, 10/15/25	180,304
210,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/25	239,495

Principal Amount	Security Description	Value

$200,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/26	$224,506
540,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/27	604,476
1,475,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/30	1,639,639
140,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/31	155,410
250,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.38%, 04/01/39	271,823
540,000	Nebraska Investment Finance Authority, Nebraska RB, 1.40%, 09/01/20	524,254
445,000	Nebraska Investment Finance Authority, Nebraska RB, 1.50%, 03/01/21	428,553
175,000	Nebraska Investment Finance Authority, Series A, Nebraska RB, 2.35%, 09/01/24	168,840
150,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/26	167,784
200,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/27	223,116
600,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/29	665,778
1,050,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/32	1,148,154
540,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/34	584,750
1,995,000	Nebraska Public Power District, Series C, Nebraska RB, 5.00%, 01/01/31	2,193,582
1,000,000	Nebraska State College Facilities Corp., Nebraska RB, 5.00%, 07/15/26	1,201,380
315,000	Nebraska State Colleges, Series A, Nebraska RB, 3.00%, 07/01/25	315,898
535,000	Omaha Airport Authority, Nebraska RB, 3.75%, 01/01/19	558,824
200,000	Omaha Convention Hotel Corp., Nebraska RB, 5.00%, 02/01/17	200,582
100,000	Omaha Convention Hotel Corp., Nebraska RB, 5.00%, 02/01/26	100,261
805,000	Omaha Public Facilities Corp., Nebraska RB, 5.00%, 06/01/26	872,507
1,000,000	Omaha Public Facilities Corp., Series A, Nebraska RB, 4.00%, 06/01/28	1,083,960
100,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 5.30%, 02/01/26	104,475

QUARTERLY REPORT 2016
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value

$305,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 4.20%, 02/01/26	$305,738
500,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 5.35%, 02/01/27	522,640
45,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 4.35%, 02/01/36	45,114
50,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 5.00%, 02/01/42	50,150
190,000	Omaha Public Power District, Series A, Nebraska RB, 4.65%, 02/01/28	202,768
205,000	Omaha Public Power District, Series A, Nebraska RB, 4.00%, 02/01/31	218,553
200,000	Omaha Public Power District, Series A, Nebraska RB, 4.00%, 02/01/34	210,112
1,170,000	Omaha Public Power District, Series B, Nebraska RB, 5.00%, 02/01/29	1,318,321
500,000	Omaha Public Power District, Series C, Nebraska RB, 5.00%, 02/01/29	556,715
1,435,000	Omaha Public Power District, Series C, Nebraska RB, 5.00%, 02/01/30	1,594,802
650,000	Omaha School District No. 1, Nebraska GO, 4.00%, 12/15/22	695,207
180,000	Omaha School District No. 1, Nebraska GO, 3.00%, 12/15/32	176,634
620,000	Omaha School District No. 1, Nebraska GO, 3.13%, 12/15/33	613,149
1,500,000	Omaha School District No. 1, Nebraska GO, 4.00%, 12/15/39	1,546,350
590,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/22	617,736
245,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/23	256,483
235,000	Papillion-La Vista School District No. 27, Nebraska GO, 5.00%, 12/01/23	251,986
200,000	Papio-Missouri River Natural Resource District, Nebraska GO, 4.00%, 12/15/24	205,304
125,000	Platte County School District No. 1, Columbus Public Schools, Nebraska GO, 5.00%, 12/15/26	147,314
280,000	Platte County School District No. 1, Columbus Public Schools, Nebraska GO, 5.00%, 12/15/28	325,419
125,000	Public Power Generation Agency, Nebraska RB, 5.00%, 01/01/17	125,000
200,000	Public Power Generation Agency, Nebraska RB, 5.00%, 01/01/20	200,000
710,000	Public Power Generation Agency, Nebraska RB, 5.00%, 01/01/24	710,000

Principal Amount	Security Description	Value

$150,000	Public Power Generation Agency, Nebraska RB, 5.00%, 01/01/25	$150,000
40,000	Public Power Generation Agency, Nebraska RB, 5.00%, 01/01/32	40,000
10,000	Public Power Generation Agency, Nebraska RB, 5.00%, 01/01/32	10,000
200,000	Sarpy County Sanitary & Improvement District No. 68, Nebraska GO, 2.75%, 12/15/23	200,090
60,000	Sarpy County Sanitary & Improvement District No. 97, Nebraska GO, 2.35%, 02/15/18	60,029
75,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 2.45%, 10/15/22	74,838
160,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 3.55%, 10/15/32	160,226
250,000	Sarpy County Sanitary & Improvement District No. 213, Nebraska GO, 3.20%, 11/15/29	246,875
55,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 2.00%, 06/15/18	54,945
55,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 2.45%, 06/15/20	55,014
60,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 2.75%, 06/15/21	60,094
60,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 3.00%, 06/15/22	60,133
65,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 3.15%, 06/15/23	65,161
65,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 3.30%, 06/15/24	65,164
65,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 3.40%, 06/15/25	65,155
70,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 3.55%, 06/15/26	70,050
75,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 3.70%, 06/15/27	75,041
110,000	Sarpy County Sanitary & Improvement District No. 242, Nebraska GO, 3.00%, 03/15/27	111,400
490,000	Sarpy County Sanitary & Improvement District No. 257, Nebraska GO, 3.75%, 04/15/31	464,696

QUARTERLY REPORT 2016
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

NEBRASKA TAX-FREE FUND

Shares or Principal Amount	Security Description	Value

245,000	Sarpy County Sanitary & Improvement District No. 261, Nebraska GO, 3.35%, 04/15/26	$243,444
475,000	Sarpy County Sanitary & Improvement District No. 261, Nebraska GO, 3.80%, 04/15/33	460,370
120,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 3.95%, 02/15/32	122,065
110,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 5.15%, 02/15/34	113,841
600,000	Southern Public Power District, Nebraska RB, 5.00%, 12/15/22	642,006
745,000	University of Nebraska Facilities Corp., Nebraska RB, 2.00%, 07/15/19	754,573
160,000	University of Nebraska, Nebraska RB, 3.00%, 05/15/18	163,898
50,000	University of Nebraska, Series A, Nebraska RB, 4.25%, 07/01/21	52,857
525,000	University of Nebraska, Series A, Nebraska RB, 5.00%, 07/01/22	554,353
85,000	University of Nebraska, Series A, Nebraska RB, 5.00%, 07/01/22	91,103
400,000	University of Nebraska, Series A, Nebraska RB, 5.00%, 07/01/23	428,720
650,000	University of Nebraska, Series A, Nebraska RB, 4.50%, 07/01/28	681,557
1,000,000	University of Nebraska, Series A, Nebraska RB, 4.00%, 07/01/31	1,074,350
100,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/22	114,857
200,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/26	228,898
105,000	West Haymarket Joint Public Agency, Nebraska GO, 4.00%, 12/15/28	113,859
North Dakota – 0.7%
500,000	City of Fargo ND, Series B, North Dakota GO, 3.00%, 05/01/34	452,270

Total Government & Agency Obligations (Cost $68,056,333)	66,997,621

Short-Term Investments - 3.9%
Investment Company - 3.9%
2,761,126	BlackRock Liquidity Funds T-Fund Portfolio, 0.37% (a)	2,761,126

Total Short-Term Investments (Cost $2,761,126)	2,761,126

Total Investments - 99.0% (Cost $70,817,459)	69,758,747

Other assets in excess of other liabilities – 1.0%	722,958
NET ASSETS – 100.0%	$70,481,705

(a)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

COP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

BALANCED FUND

Shares	Security Description	Value

Common Stocks - 63.0%
Consumer Discretionary - 7.8%
1,800	Buffalo Wild Wings, Inc. (a)	$277,920
15,000	Comcast Corp. - Class A	1,035,750
9,000	Newell Brands, Inc.	401,850
13,400	NIKE, Inc. - Class B	681,122
1,970	O'Reilly Automotive, Inc. (a)	548,468
5,100	Royal Caribbean Cruises, Ltd.	418,404
14,600	Starbucks Corp.	810,592
8,600	The Home Depot, Inc.	1,153,088
475	The Priceline Group, Inc. (a)	696,378
2,400	Ulta Salon Cosmetics & Fragrance, Inc. (a)	611,856

		6,635,428
Consumer Staples - 5.2%
17,900	Church & Dwight Co., Inc.	791,001
5,100	Constellation Brands, Inc. - Class A	781,881
5,600	Costco Wholesale Corp.	896,616
8,900	CVS Health Corp.	702,299
7,200	Dr. Pepper Snapple Group, Inc.	652,824
5,000	The J.M. Smucker Co.	640,300

		4,464,921
Energy - 4.7%
4,700	Diamondback Energy, Inc. (a)	474,982
6,500	EOG Resources, Inc.	657,150
11,900	Exxon Mobil Corp.	1,074,094
8,200	Occidental Petroleum Corp.	584,086
5,000	Phillips 66	432,050
9,100	Schlumberger, Ltd.	763,945

		3,986,307
Financials - 9.6%
10,000	BankUnited, Inc.	376,900
1,400	BlackRock, Inc.	532,756
5,500	Chubb, Ltd.	726,660
6,700	CME Group, Inc.	772,845
1,400	FactSet Research Systems, Inc.	228,802
17,000	First American Financial Corp.	622,710
36,100	Huntington Bancshares, Inc.	477,242
18,600	JPMorgan Chase & Co.	1,604,994
27,500	KeyCorp	502,425
9,700	Northern Trust Corp.	863,785
3,500	Signature Bank (a)	525,700
19,800	U.S. Bancorp, Series A	1,017,126

		8,251,945
Health Care - 8.2%
3,610	Allergan PLC (a)	758,136
14,900	AMN Healthcare Services, Inc. (a)	572,905
1,800	Biogen, Inc. (a)	510,444
26,600	Boston Scientific Corp. (a)	575,358
5,400	Celgene Corp. (a)	625,050
6,900	Centene Corp. (a)	389,919
7,100	Edwards Lifesciences Corp. (a)	665,270
11,000	Eli Lilly & Co.	809,050

Shares	Security Description	Value

4,800	Gilead Sciences, Inc.	$343,728
4,500	Laboratory Corp. of America Holdings (a)	577,710
4,400	Thermo Fisher Scientific, Inc.	620,840
10,900	Zoetis, Inc.	583,477

		7,031,887
Industrials - 7.2%
2,100	Acuity Brands, Inc.	484,806
4,100	FedEx Corp.	763,420
11,650	Fortune Brands Home & Security, Inc.	622,809
33,000	General Electric Co.	1,042,800
14,100	HD Supply Holdings, Inc. (a)	599,391
19,400	KAR Auction Services, Inc.	826,828
5,000	Quanta Services, Inc. (a)	174,250
1,800	Roper Technologies, Inc.	329,544
15,300	Southwest Airlines Co.	762,552
4,400	The Middleby Corp. (a)	566,764

		6,173,164
Information Technology - 14.0%
6,600	Adobe Systems, Inc. (a)	679,470
2,248	Alphabet, Inc. - Class C (a)	1,735,052
17,700	Apple, Inc.	2,050,014
4,000	Broadcom, Ltd.	707,080
2,900	Broadridge Financial Solutions, Inc.	192,270
12,100	CDW Corp.	630,289
23,000	Cisco Systems, Inc.	695,060
12,400	Facebook, Inc. - Class A (a)	1,426,620
12,500	Finisar Corp. (a)	378,375
1,800	Fiserv, Inc. (a)	191,304
3,600	FleetCor Technologies, Inc. (a)	509,472
7,600	MasterCard, Inc. - Class A	784,700
7,600	Microchip Technology, Inc.	487,540
19,900	Microsoft Corp.	1,236,586
4,400	Paychex, Inc.	267,872

		11,971,704
Materials - 1.9%
11,700	Berry Plastics Group, Inc. (a)	570,141
8,000	FMC Corp.	452,480
2,900	Martin Marietta Materials, Inc.	642,437

		1,665,058
Real Estate - 1.7%
8,600	American Tower Corp. REIT	908,848
6,700	DuPont Fabros Technology, Inc. REIT	294,331
6,000	Education Realty Trust, Inc. REIT	253,800

		1,456,979
Telecommunication Services - 1.0%
16,400	Verizon Communications, Inc.	875,432

Utilities - 1.7%
8,000	NextEra Energy, Inc.	955,680
6,100	Southwest Gas Corp.	467,382

		1,423,062

Total Common Stocks (Cost $44,966,499)	53,935,887

QUARTERLY REPORT 2016
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 6.5%
Asset Backed Securities - 2.1%
$365,000	BA Credit Card Trust, 1.36%, 09/15/20	$364,797
380,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (b)	375,368
300,000	Capital One Multi-Asset Execution Trust, 1.48%, 07/15/20	300,610
241,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	248,469
145,000	Eaton Vance CLO, Ltd., 2.33%, 07/15/26 (b)(c)	145,273
220,000	Magnetite IX, Ltd., 2.30%, 07/25/26 (b)(c)	220,061
199,295	Preferred Term Securities XII, Ltd./Preferred Term Securities XII, Inc., 1.69%, 12/24/33 (b)(c)	169,401

		1,823,979
Non-Agency Commercial Mortgage Backed Securities - 2.8%
375,000	American Tower Trust #1, 3.07%, 03/15/23 (b)	371,204
194,472	Bayview Commercial Asset Trust REMIC, 1.63%, 12/25/33 (b)(c)	180,235
335,350	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.69%, 06/11/50 (c)	341,137
306,619	Citigroup Commercial Mortgage Trust REMIC, 5.73%, 06/14/50 (b)(c)	307,251
265,000	FREMF Mortgage Trust REMIC, 4.16%, 09/25/44 (b)(c)	273,118
310,000	FREMF Mortgage Trust REMIC, 2.61%, 03/25/45 (b)(c)	310,550
470,777	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (b)	484,387
105,650	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 1.19%, 03/15/47	105,327

		2,373,209
Non-Agency Residential Mortgage Backed Securities - 1.6%
113,664	Citicorp Residential Mortgage Trust REMIC, 5.55%, 07/25/36 (d)	115,384
163,863	Citicorp Residential Mortgage Trust REMIC, 5.75%, 09/25/36 (d)	167,275
91,571	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (b)(c)	95,056
112,940	Conseco Financial Corp., 7.30%, 09/15/26 (c)	114,519
375,000	GSAMP Trust REMIC, 1.26%, 05/25/36 (b)(c)	359,115
88,410	HSBC Home Equity Loan Trust USA, 2.06%, 11/20/36 (c)	88,519
126,570	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	128,817

Principal Amount	Security Description	Value

$126,644	New Residential Mortgage Loan Trust, 3.75%, 08/25/55 (b)(c)	$130,660
137,824	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (b)(c)	140,496

		1,339,841

Total Non-U.S. Government Agency Asset-Backed Securities (Cost $5,599,265)	5,537,029

Corporate Bonds - 13.3%
Consumer Discretionary - 1.5%
330,000	CBS Corp., 4.00%, 01/15/26	335,173
100,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	97,000
275,000	Newell Brands, Inc., 4.00%, 06/15/22	284,712
210,000	Newell Brands, Inc., 4.20%, 04/01/26	218,895
315,000	Whirlpool Corp., 4.70%, 06/01/22	343,483

		1,279,263
Consumer Staples - 0.9%
375,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	370,715
410,000	PepsiCo., Inc., 2.85%, 02/24/26	403,547

		774,262
Energy - 0.7%
210,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	205,898
155,000	ConocoPhillips Co., 2.88%, 11/15/21	156,036
205,000	EOG Resources, Inc., 4.15%, 01/15/26	214,244

		576,178
Financials - 5.4%
450,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	450,349
380,000	Bank of America Corp., MTN, 4.13%, 01/22/24	394,475
315,000	CBRE Services, Inc., 5.00%, 03/15/23	324,879
360,000	Citigroup, Inc., 2.55%, 04/08/19	362,790
350,000	CME Group, Inc., 3.00%, 09/15/22	357,599
140,000	CME Group, Inc., 3.00%, 03/15/25	139,745
400,000	JPMorgan Chase & Co., Series 1, 7.90% (callable at 100 beginning 04/30/18) (c)(e)	414,200
425,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	427,243
360,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	369,403
290,000	Prudential Financial, Inc., MTN, Series D, 7.38%, 06/15/19	326,323
250,000	Regions Bank/Birmingham AL, BKNT, 7.50%, 05/15/18	267,794
345,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	376,474
410,000	Wells Fargo & Co., Series K, 7.98%, (callable at 100 beginning 03/15/18) (c)(e)	428,450

		4,639,724

QUARTERLY REPORT 2016
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value

Health Care - 0.1%
$132,000	Becton Dickinson and Co., 3.73%, 12/15/24	$134,869

Industrials - 1.5%
365,000	Burlington Northern Santa Fe, LLC, 3.75%, 04/01/24	383,282
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (b)	534,471
375,000	Textron, Inc., 3.65%, 03/01/21	383,984

		1,301,737
Information Technology - 0.8%
350,000	Oracle Corp., 3.40%, 07/08/24	356,200
330,000	QUALCOMM, Inc., 3.45%, 05/20/25	335,351

		691,551
Materials - 0.9%
340,000	The Dow Chemical Co., 3.00%, 11/15/22	339,766
401,000	The Mosaic Co., 4.25%, 11/15/23	403,901

		743,667
Telecommunication Services - 1.1%
330,000	AT&T, Inc., 3.80%, 03/15/22	337,956
210,000	AT&T, Inc., 3.95%, 01/15/25	210,104
345,000	Verizon Communications, Inc., 5.15%, 09/15/23	381,084

		929,144
Utilities - 0.4%
325,000	Commonwealth Edison Co., 4.00%, 08/01/20	342,311

Total Corporate Bonds (Cost $11,339,662)	11,412,706

Government & Agency Obligations - 14.4%
GOVERNMENT SECURITIES - 13.8%
Municipals - 3.3%
350,000	California State University, California RB, 5.45%, 11/01/22	394,761
250,000	City of Aurora IL, Series A, Illinois GO, 4.25%, 12/30/17	256,595
250,000	City of Industry CA, California RB, 7.00%, 01/01/21	278,487
150,000	County of St. Charles MO, Series C, Missouri RB, 5.16%, 10/01/20	163,088
195,000	Kansas Development Finance Authority, Series N, Kansas RB, 5.20%, 11/01/19	211,429
300,000	Metro Wastewater Reclamation District, Series B, Colorado RB, 5.02%, 04/01/20	320,853
205,000	Northern Illinois Municipal Power Agency, Series C, Illinois RB, 5.69%, 01/01/17	205,000

Principal Amount	Security Description	Value

$100,000	Regional Transportation District, Series A, Colorado RB, 2.21%, 11/01/21	$100,323
200,000	Santa Monica Community College District, Series A1-B, California GO, 5.73%, 08/01/24	220,858
100,000	State of Florida Lottery Revenue, Florida RB, 5.19%, 07/01/19	108,756
190,000	The Board of Water Commissioners City & County of Denver CO, Series A, Colorado RB, 5.00%, 12/15/19	207,535
200,000	Town of Parker CO, Series A, Colorado Certificate of Participation, 5.30%, 11/01/18	213,102
100,000	Vista Community Development Commission, California Tax Allocation Bond, 7.61%, 09/01/21	117,405

		2,798,192

Treasury Inflation Index Securities - 0.7%
650,878	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (f)	652,535

U.S. Treasury Securities – 9.8%
895,000	U.S. Treasury Note, 1.25%, 01/31/19	895,304
3,520,000	U.S. Treasury Note, 2.00%, 02/28/21	3,545,034
3,105,000	U.S. Treasury Note, 1.63%, 11/15/22	3,018,371
915,000	U.S. Treasury Note, 2.13%, 05/15/25	895,728

		8,354,437

Total Government Securities (Cost $11,615,355)	11,805,164

U.S. GOVERNMENT MORTGAGE BACKED-SECURITIES - 0.6%
Federal Home Loan Mortgage Corp. - 0.3%
244,456	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	257,047

Federal National Mortgage Association - 0.3%
124,229	Federal National Mortgage Association, 3.50%, 12/01/26	129,590
147,016	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	147,026

		276,616

Total U.S. Government Mortgage Backed-Securities (Cost $538,446)	533,663

Total Government & Agency Obligations (Cost $12,153,801)	12,338,827

Total Investments - 97.2% (Cost $74,059,227)	83,224,449

Other assets in excess of liablities – 2.8%	2,365,890
NET ASSETS – 100.0%	$85,590,339

(a)	Non-income producing security.
(b)
The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds' Board of Directors. As of December 31, 2016, the aggregate value of these liquid securities was $5,071,238 which represented 5.9% of net assets.

(c)	Variable rate security. Rate presented is as of December 31, 2016.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2016.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.

ABS	Asset Backed Security
BKNT	Bank Note
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value

Common Stocks - 97.6%
Consumer Discretionary - 21.5%
1,960	AutoZone, Inc. (a)	$1,547,989
28,100	Big Lots, Inc.	1,410,901
9,800	Carter's, Inc.	846,622
32,640	Dick's Sporting Goods, Inc.	1,733,184
52,200	Discovery Communications, Inc. - Class C (a)	1,397,916
24,300	DR Horton, Inc.	664,119
67,400	Five Below, Inc. (a)	2,693,304
22,300	Foot Locker, Inc.	1,580,847
21,800	Grand Canyon Education, Inc. (a)	1,274,210
44,600	Hanesbrands, Inc.	962,022
25,500	La-Z-Boy, Inc.	791,775
30,500	Lions Gate Entertainment Corp. - Class A	820,450
30,500	Lions Gate Entertainment Corp. - Class B (a)	748,470
71,500	Newell Brands, Inc.	3,192,475
9,200	O'Reilly Automotive, Inc. (a)	2,561,372
64,520	Restaurant Brands International, Inc.	3,075,023
22,800	Royal Caribbean Cruises, Ltd.	1,870,512
11,036	The Madison Square Garden Co. - Class A (a)	1,892,784
7,970	Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,031,872

		31,095,847
Consumer Staples - 7.2%
53,700	Church & Dwight Co., Inc.	2,373,003
34,600	Post Holdings, Inc. (a)	2,781,494
17,500	Spectrum Brands Holdings, Inc.	2,140,775
32,500	Sprouts Farmers Market, Inc. (a)	614,900
15,800	The J.M. Smucker Co.	2,023,348
7,300	TreeHouse Foods, Inc. (a)	526,987

		10,460,507
Energy - 1.0%
5,900	Concho Resources, Inc. (a)	782,340
11,100	EQT Corp.	725,940

		1,508,280
Financials – 4.5%
8,600	FactSet Research Systems, Inc.	1,405,498
55,100	Home BancShares, Inc.	1,530,127
17,400	Northern Trust Corp.	1,549,470
5,600	Signature Bank (a)	841,120
15,800	T. Rowe Price Group, Inc.	1,189,108

		6,515,323
Health Care - 15.9%
105,300	Allscripts Healthcare Solutions, Inc. (a)	1,075,113
21,200	Bio-Techne Corp.	2,179,996
84,800	Boston Scientific Corp. (a)	1,834,224
26,200	Centene Corp. (a)	1,480,562
14,100	Cerner Corp. (a)	667,917

Shares	Security Description	Value

14,500	Edwards Lifesciences Corp. (a)	$1,358,650
57,500	Insulet Corp. (a)	2,166,600
20,270	Mallinckrodt PLC (a)	1,009,851
33,900	PerkinElmer, Inc.	1,767,885
47,800	Seattle Genetics, Inc. (a)	2,522,406
14,200	Teleflex, Inc.	2,288,330
10,900	The Cooper Cos., Inc.	1,906,737
50,600	Zoetis, Inc.	2,708,618

		22,966,889
Industrials - 13.7%
12,794	Dover Corp.	958,654
24,800	Fortune Brands Home & Security, Inc.	1,325,808
4,800	Genesee & Wyoming, Inc. - Class A (a)	333,168
41,600	HD Supply Holdings, Inc. (a)	1,768,416
41,800	KAR Auction Services, Inc.	1,781,516
88,260	MasTec, Inc. (a)	3,375,945
21,100	Old Dominion Freight Line, Inc. (a)	1,810,169
14,700	Orbital ATK, Inc.	1,289,631
65,200	Quanta Services, Inc. (a)	2,272,220
3,700	Roper Technologies, Inc.	677,396
32,600	Southwest Airlines Co.	1,624,784
14,000	The Middleby Corp. (a)	1,803,340
19,300	XPO Logistics, Inc. (a)	832,988

		19,854,035
Information Technology - 21.9%
15,900	Akamai Technologies, Inc. (a)	1,060,212
92,900	ARRIS International PLC (a)	2,799,077
20,100	Broadridge Financial Solutions, Inc.	1,332,630
26,200	Cavium, Inc. (a)	1,635,928
49,600	CDW Corp.	2,583,664
27,800	Citrix Systems, Inc. (a)	2,482,818
165,500	First Data Corp. - Class A (a)	2,348,445
18,300	Fiserv, Inc. (a)	1,944,924
8,230	FleetCor Technologies, Inc. (a)	1,164,710
31,200	IAC/InterActiveCorp. (a)	2,021,448
85,800	Infinera Corp. (a)	728,442
15,800	Jack Henry & Associates, Inc.	1,402,724
106,200	Knowles Corp. (a)	1,774,602
23,700	Lam Research Corp.	2,505,801
28,700	Microchip Technology, Inc.	1,841,105
43,400	Paychex, Inc.	2,642,192
70,000	TiVo Corp. (a)	1,463,000

		31,731,722
Materials - 5.2%
36,800	FMC Corp.	2,081,408
136,700	Graphic Packaging Holding Co.	1,706,016
10,100	Martin Marietta Materials, Inc.	2,237,453
151,000	Platform Specialty Products Corp. (a)	1,481,310

		7,506,187
Real Estate – 5.8%
101,160	American Homes 4 Rent - Class A REIT	2,122,337
57,460	CBRE Group, Inc. - Class A (a)	1,809,415
55,600	DuPont Fabros Technology, Inc. REIT	2,442,508

QUARTERLY REPORT 2016
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
104,100	Physicians Realty Trust REIT	$1,973,736

		8,347,996
Utilities - 0.9%
17,800	Southwest Gas Corp.	1,363,836

Total Common Stocks (Cost $107,334,592)	141,350,622

Short-Term Investments - 2.4%
Investment Company - 2.4%
3,392,562	BlackRock Liquidity Funds T-Fund Portfolio, 0.37% (b)	3,392,562

Total Short-Term Investments (Cost $3,392,562)	3,392,562

Total Investments - 100.0% (Cost $110,727,154)	144,743,184

Other assets in excess of other liabilities – 0.0%	27,377
NET ASSETS – 100.0%	$144,770,561

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016
SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value

Common Stocks - 95.4%
Consumer Discretionary - 13.3%
419,200	Bojangles', Inc. (a)	$7,818,080
129,300	Dave & Buster's Entertainment, Inc. (a)	7,279,590
130,752	Dorman Products, Inc. (a)	9,552,741
110,400	Five Below, Inc. (a)	4,411,584
360,700	ILG, Inc.	6,553,919
98,900	iRobot Corp. (a)	5,780,705
145,600	Nexstar Broadcasting Group, Inc. - Class A	9,216,480
160,749	Ollie's Bargain Outlet Holdings, Inc. (a)	4,573,309
422,900	Potbelly Corp. (a)	5,455,410

		60,641,818
Consumer Staples - 1.9%
475,500	Amplify Snack Brands, Inc. (a)	4,189,155
132,600	Inter Parfums, Inc.	4,342,650

		8,531,805
Energy - 3.9%
366,245	Callon Petroleum Co. (a)	5,629,185
238,900	Matador Resources Co. (a)	6,154,064
82,600	PDC Energy, Inc. (a)	5,995,108

		17,778,357
Financials - 17.8%
270,000	Cardinal Financial Corp.	8,853,300
48,933	Cullen/Frost Bankers, Inc.	4,317,359
225,128	MB Financial, Inc.	10,632,795
630,340	Old National Bancorp	11,440,671
254,827	Selective Insurance Group, Inc.	10,970,302
246,156	Southside Bancshares, Inc.	9,272,697
185,963	Stifel Financial Corp. (a)	9,288,852
123,300	UMB Financial Corp.	9,508,896
155,168	United Bankshares, Inc.	7,176,520

		81,461,392
Health Care - 9.9%
216,300	AMN Healthcare Services, Inc. (a)	8,316,735
85,200	Analogic Corp.	7,067,340
67,739	Cambrex Corp. (a)	3,654,519
158,158	Genomic Health, Inc. (a)	4,648,264
109,600	Integra LifeSciences Holdings Corp. (a)	9,402,584
114,100	Masimo Corp. (a)	7,690,340
98,861	Team Health Holdings, Inc. (a)	4,295,510

		45,075,292
Industrials - 16.9%
146,700	Barnes Group, Inc.	6,956,514
140,400	CLARCOR, Inc.	11,578,788
175,531	Forward Air Corp.	8,316,659
175,900	Franklin Electric Co., Inc.	6,842,510
149,600	Granite Construction, Inc.	8,228,000
333,000	Kforce, Inc.	7,692,300
126,666	Multi-Color Corp.	9,829,282
420,758	Navigant Consulting, Inc. (a)	11,015,444
160,400	Tetra Tech, Inc.	6,921,260

		77,380,757

Shares	Security Description	Value

Information Technology - 19.2%
105,200	Ambarella, Inc. (a)	$5,694,476
108,129	Anixter International, Inc. (a)	8,763,855
68,167	CACI International, Inc. - Class A (a)	8,473,158
356,241	CalAmp Corp. (a)	5,165,495
57,000	Coherent, Inc. (a)	7,830,945
147,800	ExlService Holdings, Inc. (a)	7,455,032
66,700	Littelfuse, Inc.	10,123,059
155,168	Methode Electronics, Inc.	6,416,197
104,400	Microsemi Corp. (a)	5,634,468
128,900	MTS Systems Corp.	7,308,630
175,143	National Instruments Corp.	5,397,907
108,500	PTC, Inc. (a)	5,020,295
107,800	Silicon Motion Technology Corp., ADR	4,579,344

		87,862,861
Materials - 5.8%
232,200	A Schulman, Inc.	7,767,090
90,000	Balchem Corp.	7,552,800
108,528	Carpenter Technology Corp.	3,925,458
94,400	Sensient Technologies Corp.	7,417,952

		26,663,300
Real Estate - 4.7%
344,100	Easterly Government Properties, Inc. REIT	6,888,882
164,420	Education Realty Trust, Inc. REIT	6,954,966
163,700	LTC Properties, Inc. REIT	7,690,626

		21,534,474
Utilities - 2.0%
113,300	IDACORP, Inc.	9,126,315

Total Common Stocks (Cost $326,408,666)	436,056,371

Short-Term Investments - 6.1%
Investment Company - 6.1%
27,897,618	BlackRock Liquidity Funds T-Fund Portfolio, 0.37% (b)	27,897,618

Total Short-Term Investments (Cost $27,897,618)	27,897,618

Total Investments - 101.5% (Cost $354,306,284)	463,953,989

Other liabilities in excess of other assets – (1.5)%	(6,975,003)
NET ASSETS – 100.0%	$456,978,986

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2016 (Unaudited)

1. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation
The net asset value ("NAV") per share of each Fund is determined each business day as of the close of the New York Stock Exchange ("NYSE"), which is normally 4 p.m. Eastern Time. In valuing a Fund's assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company's Fair Value Committee ("Fair Value Committee") pursuant to procedures established by the Company's Board of Directors ("Board"). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company's pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds' Adviser, Sub-Adviser, and the Treasurer, who serves on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures considering all relevant information that is reasonably available. The Fair Valuation Committee's determinations are subject to review by the Funds' Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy. The basis of the tiers is dependent upon various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security's underlying index, or comparable securities' models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund's investments as of December 31, 2016, by category:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$-	$54,695,662	$-	$54,695,662
Corporate Bonds	-	45,239,935	-	45,239,935
Government & Agency Obligations	-	29,790,560	-	29,790,560
Preferred Stocks	468,919	-	-	468,919
Short-Term Investments	627,548	-	-	627,548
Total	$1,096,467	$129,726,157	$-	$130,822,624

Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$-	$61,375,816	$-	$61,375,816
Corporate Bonds	-	60,753,823	-	60,753,823
Government & Agency Obligations	-	98,798,970	-	98,798,970
Preferred Stocks	494,497	-	-	494,497
Exchange Traded Fund	644,538	-	-	644,538
Investment Company	1,363,346	-	-	1,363,346
Short-Term Investments	2,120,401	-	-	2,120,401
Total	$4,622,782	$220,928,609	$-	$225,551,391

Nebraska Tax-Free Fund
Government & Agency Obligations	$-	$66,997,621	$-	$66,997,621
Short-Term Investments	2,761,126	-	-	2,761,126
Total	$2,761,126	$66,997,621	$-	$69,758,747

Balanced Fund
Common Stocks	$53,935,887	$-	$-	$53,935,887
Non-U.S. Government Agency Asset-Backed Securities	-	5,537,029	-	5,537,029
Corporate Bonds	-	11,412,706	-	11,412,706
Government & Agency Obligations	-	12,338,827	-	12,338,827
Total	$53,935,887	$29,288,562	$-	$83,224,449

	LEVEL 1 – Quoted Prices	LEVEL 2 – Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Growth Opportunities Fund
Common Stocks	$141,350,622	$-	$-	$141,350,622
Short-Term Investments	3,392,562	-	-	3,392,562
Total	$144,743,184	$-	$-	$144,743,184

Small Company Fund
Common Stocks	$436,056,371	$-	$-	$436,056,371
Short-Term Investments	27,897,618	-	-	27,897,618
Total	$463,953,989	$-	$-	$463,953,989

The Funds recognize transfers between levels as of the beginning of the year.  There were no transfers into or out of Level 1, 2 or 3 during the period ended December 31, 2016.

Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

2. Federal Income Taxes

As of December 31, 2016, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Intermediate Bond Fund	$131,480,577	$634,314	$(1,292,267)	$(657,953)
Income Fund	227,221,531	1,630,194	(3,300,334)	(1,670,140)
Nebraska Tax-Free Fund	70,817,459	745,745	(1,804,457)	(1,058,712)
Balanced Fund	74,059,227	10,373,795	(1,208,573)	9,165,222
Growth Opportunities Fund	110,727,154	35,558,480	(1,542,450)	34,016,030
Small Company Fund	354,306,284	113,599,227	(3,951,522)	109,647,705

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2.  Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By	/s/ Karen Shaw
Karen Shaw
Treasurer

Date	February 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Wade
Stephen C. Wade
President

Date	February 9, 2017

By	/s/ Karen Shaw
Karen Shaw
Treasurer

Date	February 9, 2017